The following table shows the movement of the Outplayed deferred payment liability during the year: (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Initial fair value of deferred payment liability (Note 5)	$ 2,316,039	$ 46,431,629
Payment – shares	(50,373,851)	(632,800)
Loss on settlement of deferred payment liability	3,148,426
Current portion of deferred payment liability	2,391,863	27,244,146
Long-term portion of deferred payment liability	1,451,939	20,794,275
Outplayed [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	31,208,288
Initial fair value of deferred payment liability (Note 5)		30,839,817
Accretion	1,522,562	371,127
Effect of movement in exchange rates	(210,955)	(2,656)
Payment – shares	(35,419,963)
Loss on settlement of deferred payment liability	2,900,068
Balance, December 31, 2022		31,208,288
Current portion of deferred payment liability
Long-term portion of deferred payment liability
Outplayed [member] | Deferred payments [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	19,467,148
Initial fair value of deferred payment liability (Note 5)		19,317,976
Accretion	610,138	151,319
Effect of movement in exchange rates	(128,998)	(2,147)
Payment – shares	(20,763,426)
Loss on settlement of deferred payment liability	815,138
Balance, December 31, 2022		19,467,148
Current portion of deferred payment liability
Long-term portion of deferred payment liability
Outplayed [member] | Earn out payments [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	11,741,140
Initial fair value of deferred payment liability (Note 5)		11,521,841
Accretion	912,424	219,808
Effect of movement in exchange rates	(81,957)	(509)
Payment – shares	(14,656,537)
Loss on settlement of deferred payment liability	2,084,930
Balance, December 31, 2022		$ 11,741,140
Current portion of deferred payment liability
Long-term portion of deferred payment liability